Earnings Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings (loss) per ordinary share:
Computation of Basic and Diluted Earnings (Loss) Per Ordinary Share
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars (In thousands, except per share data)

Net income (loss) attributable to Ordinary Shares	(10,113)	3,337	7

Weighted average number of Ordinary Shares
outstanding used in basic earnings per Ordinary
Share calculation	33,352	30,464	30,040

Add assumed exercise of outstanding dilutive
potential Ordinary Shares	-	81	54

Weighted average number of Ordinary Shares
Outstanding used in diluted earnings per Ordinary
Share calculation	33,352	30,545	30,094

Basic income (loss) per Ordinary Share	(0.30)	0.11	0.00

Diluted income (loss) per Ordinary Share	(0.30)	0.11	0.00

Number of options excluded from the diluted
earnings per share calculation due to their
anti-dilutive effect	1,151	391	526